UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment           [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Ralph Scarpa
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Ralph Scarpa, New York, New York, February 14, 2008

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

Capital Management Associates FORM 13F December 31, 2007

Voting Authority--------------------------Value   Shares/  Sh/ Put/
Invstmt Other Name of Issuer Title of class CUSIP (x$1000) Prn AmtPrn Call Dscretn Managers Sole Shared None

ACTIVISION INC.            COM 004930202   701 23598.99 SH Sole 23598.99
AFFILIATED COMPUTER SVCS-A COM 008190100   338  7500.00 SH Sole  7500.00
AMPHENOL CORP.             COM 032095101   612 13200.00 SH Sole 13200.00
ARCH COAL INC COM          COM 039380100  2022 45000.00 SH sole 45000.00
CAMECO CORP.               COM 13321l108  1051 26400.00 SH Sole 26400.00
CAMERON INTERNATIONAL CORP COM 13342b105  2112 43890.00 SH Sole 43890.00
CIT GROUP INC.             COM 125581108  2453 102070.00SH Sole102070.00
CITIZENS COMMUNICATIONS CO COM 17453b101   910 71500.00 SH Sole 71500.00
CLOROX COMPANY             COM 189054109  4310 66133.00 SH Sole 66133.00
CON-WAY INC                COM 205944101   717 17250.00 SH Sole 17250.00
DEL MONTE FOODS CO.        COM 24522p103  1566 165500.00SH Sole165500.00
DELL INC.                  COM 24702r101   858 35000.00 SH Sole 35000.00
DENTSPLY INTERNATIONAL INC COM 249030107   990 22000.00 SH Sole 22000.00
EDISON INTERNATIONAL       COM 281020107   822 15400.00 SH Sole 15400.00
ENERGEN CORP               COM 29265n108   983 15300.00 SH Sole 15300.00
EXTERRAN HOLDINGS INC.     COM 30225x103  1031 12600.00 SH Sole 12600.00
FLEXTRONICS INTL LTD       COM Y2573F102   420 34800.00 SH Sole 34800.00
FLOWERS FOODS INC.         COM 34349810176168 3253646.66SH Sole3253646.66
FTI CONSULTING INC         COM 302941109  1097 17800.00 SH Sole 17800.00
GARMIN LTD                 COM g37260109   312  3220.00 SH Sole  3220.00
HENRY SCHEIN INC.          COM 806407102   368  6000.00 SH Sole  6000.00
INTL RECTIFIER CORP        COM 460254105   425 12500.00 SH Sole 12500.00
ION GEOPHYSCIAL CORPORATIONCOM 462044108   475 30100.00 SH Sole 30100.00
KLA-TENCOR CORP            COM 482480100   597 12400.00 SH Sole 12400.00
LIFEPOINT HOSPITALS INC    COM 53219L109   978 32900.00 SH Sole 32900.00
PARKER HANNIFIN CORP       COM 701094104   678  9000.00 SH Sole  9000.00
QUEST DIAGNOSTICS INC      COM 74834L100   881 16650.00 SH Sole 16650.00
REPUBLIC SERVICES INC      COM 760759100   810 25850.00 SH Sole 25850.00
ROCKWELL COLLINS INC COM   COM 774341101   720 10000.00 SH Sole 10000.00
ROWAN COS INC              COM 779382100  2581 65400.00 SH Sole 65400.00
SCANA CORP                 COM 80589m102   478 11350.00 SH Sole 11350.00
SIRF TECHNOLOGY HOLDINGS INCCOM 82967h101   251 10000.00 SH Sole 10000.00
SNAP ON INC COM            COM 833034101  2243 46500.00 SH Sole 46500.00
STERICYCLE INC.            COM 858912108  1087 18300.00 SH Sole 18300.00
STERIS CORP                COM 859152100   433 15000.00 SH Sole 15000.00
STREETTRACKS GOLD TRUST    COM 863307104   412  5000.00 SH Sole  5000.00
SUPERIOR ENERGY SERVICES INC.COM 868157108 2277 66150.00 SH Sole 66150.00
VERIFONE HOLDINGS INC      COM 92342y109   232 10000.00 SH Sole 10000.00
WHIRLPOOL                  COM 963320106  3045 37300.00 SH Sole 37300.00